INVESTMENT SECURITIES (Schedule of Investment Securities Pledged as Collateral) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVESTMENT SECURITIES [Abstract]
Investment securities pledged, Amortized Cost	$ 205,374	$ 197,326
Investment securities pledged, Fair Value	$ 205,900	$ 204,467